Goodwill And Intangible Assets (Goodwill Activity) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2011 Payer	Jun. 30, 2012 Payer	Nov. 01, 2011 Payer Predecessor	Dec. 31, 2010 Payer Predecessor	Dec. 31, 2011 Provider	Jun. 30, 2012 Provider	Nov. 01, 2011 Provider Predecessor	Dec. 31, 2010 Provider Predecessor	Dec. 31, 2011 Pharmacy	Jun. 30, 2012 Pharmacy	Dec. 31, 2010 Pharmacy Predecessor	Nov. 01, 2011 Pharmacy Predecessor
Goodwill [Line Items]
Beginning balance		$ 1,443,574	$ 908,310	$ 703,027		$ 508,766	$ 322,101	$ 303,650		$ 761,870	$ 502,227	$ 315,647		$ 172,938	$ 83,730	$ 83,982
Eliminate Predecessor goodwill	(925,564)				(340,180)				(501,402)				(83,982)
Acquisitions	1,433,574	39,622	18,079	205,031	508,766	39,622	18,079	18,451	761,870			186,580	172,938
Other			(825)	252							(825)				252
Changes in preliminary purchase price allocation		(318)				(108)				(173)				(37)
Ending balance	$ 1,443,574	$ 1,482,878	$ 925,564	$ 908,310	$ 508,766	$ 548,280	$ 340,180	$ 322,101	$ 761,870	$ 761,697	$ 501,402	$ 502,227	$ 172,938	$ 172,901	$ 83,982	$ 83,982